Contingencies and Commitments	12 Months Ended
Dec. 31, 2019
Contingencies and Commitments [Abstract]
Contingencies and Commitments
Note 13—Contingencies and Commitments

A number of lawsuits involving a variety of claims

arising in the ordinary course of business have been

filed
against ConocoPhillips.

We also may be required to remove or mitigate the effects on the environment of the
placement, storage, disposal or release of certain chemical,

mineral and petroleum substances at various active
and inactive sites.

We

regularly assess the need for accounting

recognition or disclosure of these
contingencies.

In the case of all known contingencies (other

than those related to income taxes), we accrue

a
liability when the loss is probable and the amount is

reasonably estimable.

If a range of amounts can be
reasonably estimated and no amount within the range

is a better estimate than any other amount,

then the
minimum of the range is accrued.

We do not reduce these liabilities for potential insurance or third-party recoveries.

If applicable, we accrue receivables for

probable insurance or other third-party recoveries.

With
respect to income tax-related contingencies, we use a

cumulative probability-weighted loss accrual in cases
where sustaining a tax position is less than certain.

See Note 19—Income Taxes, for additional information
about income tax-related contingencies.

Based on currently available information, we

believe it is remote that future costs related to known

contingent
liability exposures will exceed current accruals by an

amount that would have a material adverse

impact on our
consolidated financial statements.

As we learn new facts concerning contingencies, we

reassess our position
both with respect to accrued liabilities and other potential exposures.

Estimates particularly sensitive to future
changes include contingent liabilities recorded for environmental remediation, tax and legal matters.

Estimated future environmental remediation costs are

subject to change due to such factors as

the uncertain
magnitude of cleanup costs, the unknown time and

extent of such remedial actions that may be

required, and
the determination of our liability in proportion

to that of other responsible parties.

Estimated future costs
related to tax and legal matters are subject to change

as events evolve and as additional information becomes
available during the administrative and litigation

processes.

Environmental
We

are subject to international, federal, state and local

environmental laws and regulations.

When we prepare
our consolidated financial statements, we record

accruals for environmental liabilities based on

management’s
best estimates, using all information that is available

at the time.

We

measure estimates and base liabilities

on
currently available facts, existing technology, and presently enacted laws and regulations, taking into account
stakeholder and business considerations.

When measuring environmental liabilities,

we also consider our prior
experience in remediation of contaminated sites, other

companies’ cleanup experience, and data released by
the U.S. EPA or other organizations.

We consider unasserted claims in our determination of environmental liabilities, and we accrue them in the period they

are both probable and reasonably estimable.

Although liability of those potentially responsible

for environmental remediation costs

is generally joint and
several for federal sites and frequently so for other

sites, we are usually only one of many companies

cited at a
particular site.

Due to the joint and several liabilities, we could

be responsible for all cleanup costs related

to
any site at which we have been designated as a potentially

responsible party.

We have been successful to date
in sharing cleanup costs with other financially

sound companies.

Many of the sites at which we are potentially
responsible are still under investigation by the EPA or the agency concerned.

Prior to actual cleanup, those
potentially responsible normally assess the site conditions,

apportion responsibility and determine the
appropriate remediation.

In some instances, we may have

no liability or may attain a settlement of liability.

Where it appears that other potentially responsible parties

may be financially unable to bear their proportional
share, we consider this inability in estimating our

potential liability, and we adjust our accruals accordingly.

As a result of various acquisitions in the past, we assumed

certain environmental obligations.

Some of these
environmental obligations are mitigated by indemnifications

made by others for our benefit, and some of the
indemnifications are subject to dollar limits and time

limits.

We

are currently participating in environmental

assessments and cleanups at numerous federal

Superfund and
comparable state and international sites.

After an assessment of environmental exposures

for cleanup and
other costs, we make accruals on an undiscounted basis

(except those acquired in a purchase business
combination, which we record on a discounted

basis) for planned investigation and remediation

activities for
sites where it is probable future costs will be incurred and these costs can be reasonably estimated.

We

have
not reduced these accruals for possible insurance recoveries.

In the future, we may be involved in additional
environmental assessments, cleanups and proceedings.

See Note 10—Asset Retirement Obligations and
Accrued Environmental Costs, for a summary of

our accrued environmental liabilities.

Legal Proceedings
We

are subject to various lawsuits and claims including

but not limited to matters involving oil and

gas royalty
and severance tax payments, gas measurement and valuation

methods, contract disputes, environmental
damages, climate change, personal injury, and property damage.

Our primary exposures for such matters
relate to alleged royalty and tax underpayments on

certain federal, state and privately owned

properties and
claims of alleged environmental contamination

from historic operations.

We

will continue to defend ourselves
vigorously in these matters.

Our legal organization applies its knowledge, experience and professional judgment to the specific
characteristics of our cases, employing a litigation

management process to manage and monitor

the legal
proceedings against us.

Our process facilitates the early evaluation and quantification of potential exposures in
individual cases.

This process also enables us to track those cases that

have been scheduled for trial and/or
mediation.

Based on professional judgment and

experience in using these litigation management

tools and
available information about current developments

in all our cases, our legal organization regularly assesses

the
adequacy of current accruals and determines if adjustment

of existing accruals, or establishment of new
accruals, is required.

Other Contingencies
We

have contingent liabilities resulting

from throughput agreements with pipeline and

processing companies
not associated with financing arrangements.

Under these agreements, we may be required to provide

any such
company with additional funds through advances

and penalties for fees related to throughput

capacity not
utilized.

In addition, at December 31, 2019, we had performance

obligations secured by letters of credit

of
$ 277

million (issued as direct bank letters of credit) related

to various purchase commitments for materials,
supplies, commercial activities and services incident

to the ordinary conduct of business.

In 2007, ConocoPhillips was unable to reach agreement with

respect to the empresa mixta structure mandated
by the Venezuelan government’s

Nationalization Decree.

As a result, Venezuela’s

national oil company,
Petróleos de Venezuela, S.A. (PDVSA), or its affiliates, directly assumed control over ConocoPhillips’
interests in the Petrozuata and Hamaca heavy oil ventures and the offshore Corocoro development project.

In
response to this expropriation, ConocoPhillips initiated international arbitration on November 2, 2007, with the
ICSID.

On September 3, 2013, an ICSID arbitration tribunal held that

Venezuela

unlawfully expropriated
ConocoPhillips’ significant oil investments in June 2007.

On January 17, 2017, the Tribunal reconfirmed the
decision that the expropriation was unlawful.

In March 2019, the Tribunal unanimously ordered the
government of Venezuela to pay ConocoPhillips approximately $ 8.7 billion in compensation for the
government’s unlawful expropriation of the company’s investments in Venezuela in 2007.

ConocoPhillips has
filed a request for recognition of the award in several

jurisdictions.

On August 29, 2019, the ICSID Tribunal
issued a decision rectifying the award and reducing it by

approximately $
227

million.

The award now stands
at $ 8.5

billion plus interest.

The government of Venezuela sought annulment of the award.

In 2014, ConocoPhillips filed a separate and independent

arbitration under the rules of the ICC against
PDVSA under the contracts that had established the

Petrozuata and Hamaca projects.

The ICC Tribunal issued
an award in April 2018, finding that PDVSA owed

ConocoPhillips approximately $
2

billion
under their
agreements in connection with the expropriation of the projects and other pre-expropriation fiscal measures. In
August 2018, ConocoPhillips entered into a settlement with PDVSA to recover the full amount of this ICC award, plus interest through the payment period, including initial payments totaling approximately $500 million within a period of 90 days from the time of signing of the settlement agreement. The balance of the settlement is to be paid quarterly over a period of four and a half years.

To date, ConocoPhillips has received
approximately $ 754

million.

Per the settlement, PDVSA recognized the ICC

award as a judgment in various
jurisdictions, and ConocoPhillips agreed to suspend

its legal enforcement actions.

ConocoPhillips sent notices
of default to PDVSA on October 14 and November 12, 2019,

and to date PDVSA failed to cure its breach.

As
a result, ConocoPhillips has resumed legal enforcement

actions.

ConocoPhillips has ensured that the
settlement and any actions thereof meet all appropriate

U.S. regulatory requirements, including those related

to
any applicable sanctions imposed by the U.S. against

Venezuela

.

In 2016, ConocoPhillips filed a separate and independent

arbitration under the rules of the ICC against
PDVSA under the contracts that had established the

Corocoro project.

On August 2, 2019, the ICC

Tribunal
awarded ConocoPhillips approximately $ 55

million under the Corocoro contracts.

ConocoPhillips is seeking
recognition and enforcement of the award in various jurisdictions.

ConocoPhillips has ensured that all the
actions related to the award meet all appropriate U.S.

regulatory requirements, including those related to any
applicable sanctions imposed by the U.S. against Venezuela.

In February 2017, the ICSID Tribunal unanimously awarded

Burlington Resources, Inc., a wholly owned
subsidiary of ConocoPhillips, $ 380

million for Ecuador’s unlawful expropriation of Burlington’s investment in
Blocks 7 and 21, in breach of the U.S.-Ecuador Bilateral

Investment Treaty.

The tribunal also issued a
separate decision finding Ecuador to be entitled to $ 42

million for environmental and infrastructure
counterclaims.

In December 2017, Burlington and Ecuador

entered into a settlement agreement by which
Ecuador paid Burlington $ 337

million in two installments.

The first installment of $
75

million was paid in
December 2017, and the second installment of $ 262

million was paid in April 2018.

The settlement included
an offset for the counterclaims decision, of which Burlington is entitled to a contribution from Perenco
Ecuador Limited, its co-venturer and consortium operator,

pursuant to a joint and several liability provision

in
the JOA.

In September 2019, a separate ICSID Tribunal issued an award in the Perenco arbitration, ordering
Perenco to pay an additional $ 54

million to Ecuador for its environmental

counterclaim.

Burlington and
Perenco will reconcile their shares of the environmental

and infrastructure counterclaims according to their
JOA participating interests, and we expect Burlington’s share will be immaterial.

In June 2017, FAR Ltd. initiated arbitration before the ICC against ConocoPhillips

Senegal B.V.

in connection
with the sale of ConocoPhillips Senegal B.V. to Woodside Energy

Holdings (Senegal) Limited in 2016.

In
February 2020, the ICC Tribunal issued an award dismissing FAR Ltd.’s claims in the arbitration.

In late 2017, ConocoPhillips (U.K.) Limited (CPUKL)

initiated United Nations Commission

on International
Trade and Law (UNCITRAL) arbitration against Vietnam in accordance with the U.K.-Vietnam Bilateral
Investment Treaty relating to a tax dispute arising from the 2012 sale of

ConocoPhillips (U.K.) Cuu Long
Limited and ConocoPhillips (U.K.) Gama Limited.

The parties entered into a settlement agreement

in October
2019, and the arbitration was dismissed in December

2019 as a result of this agreement.

In 2017 and 2018, cities, counties, and a state government

in California, New York, Washington,

Rhode Island
and Maryland, as well as the Pacific Coast Federation

of Fishermen’s Association, Inc., have filed lawsuits
against oil and gas companies, including ConocoPhillips,

seeking compensatory damages and equitable relief
to abate alleged climate change impacts.

ConocoPhillips is vigorously defending against

these lawsuits.

The
lawsuits brought by the Cities of San Francisco,

Oakland and New York have been dismissed by the district
courts and appeals are pending.

Lawsuits filed by other cities and counties

in California and Washington are
currently stayed pending resolution of the appeals

brought by the Cities of San Francisco and Oakland

to the
U.S. Court of Appeals for the Ninth Circuit.

Lawsuits filed in Maryland and Rhode

Island are proceeding in
state court while rulings in those matters, on the

issue of whether the matters should proceed

in state or federal
court, are on appeal to the U.S. Court of Appeals for

the Fourth Circuit and First Circuit, respectively.

Several Louisiana parishes and individual landowners

have filed lawsuits against oil and gas

companies,
including ConocoPhillips, seeking compensatory damages

in connection with historical oil and gas operations
in Louisiana.

All parish lawsuits are stayed pending an

appeal to the Fifth Circuit Court of Appeals on

the
issue of whether they will proceed in federal or state

court.

ConocoPhillips will vigorously defend against
these lawsuits.

Long-Term Throughput Agreements and Take

-or-Pay Agreements
We

have certain throughput agreements

and take-or-pay agreements in support of financing

arrangements.

The agreements typically provide for natural gas

or crude oil transportation to be used in the ordinary course of
the company’s business.

The aggregate amounts of estimated payments

under these various agreements are:
2020—$ 7

million; 2021—$
7

million; 2022—$
7

million; 2023—$
7

million; 2024—$
7

million; and 2025 and
after—$ 57

million.

Total payments under the agreements were $
25

million in 2019, $
39

million in 2018 and
$ 43

million in 2017.